Segments	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segments
Note 3 - Segments

The Company has one reportable segment, focused on the research and development of therapeutics for conditions with high unmet medical needs involving inflammation and fibrosis. The Company’s Chief Operating Decision Maker ("CODM") is its Chief Executive Officer.

The segment is managed on a consolidated basis, and the CODM uses total operating expenses and consolidated net loss to assess performance, forecast future financial results, and allocate resources.

In evaluating the Company's financial performance and making strategic decisions, the CODM regularly reviews operating expenses by function. The CODM is provided only with consolidated expense data, as presented in the statement of operations. This includes a review of actual versus budgeted expenses, with particular focus on key spending categories such as payroll and related costs, clinical trial expenditures, manufacturing expenses, consultant fees, and other direct external program costs (see Notes 7 and 8).